Contract liabilities and other advances	6 Months Ended
Jun. 30, 2022
Contract liabilities [abstract]
Contract liabilities and other advances	Contract liabilities and other advances

	June 30, 2022	December 31, 2021
	£’000	£’000
Within one year	34,085	29,962
More than one year	81,362	16,359
	115,447	46,321

A reconciliation of the movement in contract liabilities and other advances for the six months ended June 30, 2022 is as follows:

	January 01, 2022	Additions	Recognised in the income statement	Foreign exchange	June 30, 2022
	£’000	£’000	£’000	£’000	£’000
Grants	1,889	623	(757)	2	1,757
Revenue generating collaborations	28,946	85,700	(13,873)	5	100,778
Joint operations	15,486	—	(2,574)	—	12,912
Total contract liabilities and other advances	46,321	86,323	(17,204)	7	115,447

Grant additions during the six months ended June 30, 2022 relate to amounts received from the Gates Foundation during the period.

Additions to contract liabilities relating to revenue generating collaborations during the six months ended June 30, 2022 include £74,242,000 ($100,000,000) invoiced to Sanofi relating to the collaboration initiated with that counterparty on January 4, 2022 and £11,434,000 ($15,000,000) invoiced to BMS comprising a $10,000,000 upfront payment relating to the fifth target in our second collaboration with that counterparty and a $5,000,000 payment relating to the extension of the Group’s first collaboration with BMS as described in note 4.

The Group expects to recognise its contract liabilities relating to revenue generating collaborations over the terms of the related collaborations, the longest of which extends to December 2027. As at December 31, 2021 the Group expected to recognise its contract liabilities relating to revenue generating collaborations over the period to September 2023.
15.Contract liabilities and other advances (continued)

A reconciliation of the movement in contract liabilities and other advances for the year ended December 31, 2021 is as follows:

	January 01, 2021	Additions	Acquired as part of acquisition	Recognised in the income statement	Foreign exchange	December 31, 2021
	£’000	£’000	£’000	£’000	£’000	£’000
Grants	2,336	1,198	114	(1,757)	(2)	1,889
Revenue generating collaborations	7,970	29,186	186	(8,393)	(3)	28,946
Joint operations	—	16,253	—	(767)	—	15,486
Total contract liabilities and other advances	10,306	46,637	300	(10,917)	(5)	46,321